Intangible assets, net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

9. Intangible assets, net

Intangible assets consist of the following:

	As of December 31,
	2023	2024
Cost:
Acquired user data	127,133	127,133
Acquired right to operate an online audio/video platform including content deferred tax liabilities impact	96,130	96,130
Computer software	12,290	12,290
Developed technology	9,000	9,000
Total cost	244,553	244,553
Less: Accumulated amortization	(194,209)	(205,646)
Intangible assets, net	50,344	38,907

The right to operate an online audio/video content platform was acquired on November 1, 2018 through an acquisition of 100% equity interests of a company for a total cash considerations of RMB 72.1 million and is owned by a consolidated VIE of the Group upon the completion of the transaction. The acquisition was accounted for as an asset acquisition rather than a business combination as what the company acquired did not meet the criteria of a business and substantially all of the fair value of the gross assets acquired was concentrated in a single asset, which met the screen test criteria to be an asset acquisition for the adopted ASU 2017-01. A deferred tax liability of RMB 24.0 million arising from the difference between the accounting basis and tax basis of the identifiable intangible asset is recognized and will be realized over 10 years which is in line with the acquired right’s amortization period. The recognition of the deferred tax liability related to the intangible asset in turn increases the book basis of the asset. The acquired right to operate an online audio/video content platform with amount of RMB 96.1 million is amortized over 10 years on a straight-line basis.

The Company also acquired intangible assets of RMB136.1 million. For accounting purposes, the consideration was allocated to developed technology and user data (Note 20). The transfer of the intangible assets was completed in January 2021. The acquired technology with amount of RMB9.0 million will be amortized over 5 years and user data related assets of RMB127.1 million will be amortized over 3 years on a straight-line basis. The carrying value related to user data as of December 31, 2022, amounting to RMB45.9 million, was fully amortized during 2022 due to changes in its monetization pattern.

Amortization expense for intangible assets For the years ended December 31, 2022, 2023 and 2024 is as follows:

	Year ended December 31,
	2022	2023	2024
Cost of revenues	9,613	9,613	9,613
Research and development expenses	900	1,800	900
Sales and marketing expenses	88,287	-	-
General and administrative expenses	3,821	892	924
Total	102,621	12,305	11,437

Future intangible asset amortization as of December 31, 2024 is as follows:

Year ended December 31,	Amortization Expense
2025	11,437
2026	9,787
2027	9,637
2028	8,036
Thereafter	10
Total	38,907